SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

January 3, 2024

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	AB Active ETFs, Inc. (the “Fund”) File No. 811-23799

Attached for filing is the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with (i) the proposed acquisition by AB Short Duration High Yield ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB Short Duration High Yield Portfolio, a series of AB Bond Fund, Inc; (ii) the proposed acquisition by AB Short Duration Income ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB Short Duration Income Portfolio, a series of AB Bond Fund, Inc; and (iii) the proposed acquisition by AB International Low Volatility Equity ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB International Low Volatility Equity Portfolio, a series of AB Cap Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the filing, you can contact Paul M. Miller, Alexandra K. Alberstadt or the undersigned at 202-737-8833.

Sincerely, /s/ Lauren A. Clise Lauren A. Clise

cc:	Paul M. Miller Alexandra K. Alberstadt